Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation
13.	Share-based compensation:

In December 2005, the Company's Board of Directors adopted the Seaspan Corporation Stock Incentive Plan (the Plan), under which our officers, employees and directors may be granted options, restricted shares, phantom shares, and other stock-based awards as may be determined by the Company's Board of Directors. A total of 2,000,000 shares of common stock (2010—2,000,000) are reserved for issuance under the Plan, which is administered by the Company's Board of Directors. The Plan expires ten years from the date of its adoption. There are 987,972 remaining shares left for issuance under this plan.

Class A common shares are issued in exchange for the cancellation of vested restricted shares and phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years.

A summary of the Company's outstanding restricted shares and phantom share units as of December 31, 2011 and for the year then ended is presented below:

	Restricted shares		Phantom share units
	Number of shares	W.A. grant date FV	Number of shares	W.A. grant date FV
December 31, 2008	—	$—	133,166	$24.42
Granted	44,374	10.66	177,000	7.75
Vested	—	—	—	—
Exchanged for common shares	—	—	(38,166)	23.35

December 31, 2009	44,374	10.66	272,000	13.72
Granted	53,104	10.00	177,000	10.22
Vested	(51,574)	10.51	—	—
Exchanged for common shares	—	—	(105,000)	16.01

December 31, 2010	45,904	$10.06	344,000	$11.22
Granted	43,200	13.04	190,000	15.43
Vested	(45,904)	10.06	—	—

December 31, 2011	43,200	$13.04	534,000	$12.72

As vested outstanding phantom share units are only exchanged for common shares upon written notice from the holder, the phantom share units that are exchanged for common shares may include units that vested in prior periods. At December 31, 2011, 167,000 (2010—49,000) of the outstanding phantom share units were vested and available for exchange by the holder.

During 2011, the Company recognized $2,528,000 (2010—$2,670,000; 2009—$2,185,000) related to restricted share units and phantom share units, and $750,000 (2010—nil; 2009—nil) in share-based compensation expenses related to other stock-based awards. During 2011, the total fair value of shares vested was $462,000 (2010—$542,000; 2009—$357,000). As at December 31, 2011, there was $2,516,000 (December 31, 2010—$1,663,000) of total unrecognized compensation costs relating to unvested share-based compensation awards, which are expected to be recognized over a weighted average period of 18 months.